UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 355

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 355

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD FUNDS

Invest with faith

Azzad Wise Capital Fund
(Ticker: WISEX)
First Halal Fixed-Income Fund

Azzad Ethical Fund
(Ticker: ADJEX)
Halal Equity Mutual Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website https://www.azzadfunds.com/mutual-funds/, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 888-350-3369. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Fund complex or at your financial intermediary.

SEMI-ANNUAL REPORT DECEMBER 31, 2019 (UNAUDITED)

8000 Town Centre Drive, Suite 400 | Broadview Heights, Ohio 44147
OFFICE 888.350.3369 or 440.922.0066 | **FAX** 440.526.4446 | www.azzadfunds.com
Azzad Asset Management, Inc. | Adviser to the Azzad Funds | 888.86.AZZAD (888.862.9923)

AZZAD FUNDS

SHAREHOLDER LETTER

DECEMBER 31, 2019 (UNAUDITED)

Dear Azzad Funds Shareholder,

Enclosed please find your copy of the Azzad Funds semi-annual report, in which you will find a review of your investments for the six-month period ending December 31, 2019.

The second half of 2019 was dominated by two ongoing stories in capital markets. The first of these was the Federal Reserve cutting its benchmark interest rate for the third and final time for the year in October, and then signaling in December that its members seem content to hold steady for 2020. The second storyline was a continued thawing of trade relations between the United States and China after the final round of tariffs was levied in the late summer. The easing of tensions culminated in the signing of what is hopefully the first phase of a trade deal in January 2020.

Global bonds continued their rally through the month of July, driven by a “flight to quality” response to rising U.S.-China trade tensions and impeachment proceedings in the U.S. Wavering economic data in the U.S. and European manufacturing sectors stoked recession fears, further compressing government yields and resulting in a yield curve inversion in the U.S., an indication of bond investors’ recession concerns.

If you would like to discuss your financial goals and how investing can help you meet them, please contact an Azzad investment advisor at 888.86.AZZAD. Thank you for your continued trust and investment.

Sincerely,

Joshua Brockwell, CSRICTM

Investment Communications Director

AZZAD FUNDS

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Azzad Ethical Fund (ADJEX)

The Azzad Ethical Fund returned 6.18% during the six months ended December 31, 2019, underperforming the Russell MidCap® Growth Index, which returned 7.45%.

According to sub-advisor Ziegler Capital Management (“Ziegler”), the market’s gains were broad-based during these six months, with only two industry groups posting a negative return.  Performance was hurt mainly by stock selection in the software and services industry, and to a lesser extent by the names held in the capital goods and retailing spaces. Better results were observed within the Fund’s holdings in the semiconductor industry, as well as the real estate sector and commercial and professional services industry.

Top Contributors to Total Return (06/30/2019 to 12/31/2019)
	Average Portfolio	Stock	Contribution to
Holding	Weight	Return	Return
KLA Corp.	1.95	52.32	0.82
Skyworks Solutions, Inc.	1.24	58.08	0.64
Lam Research Corp.	1.31	57.11	0.61
Advanced Micro Devices	0.88	51.00	0.40
Dexcom Inc.	0.92	45.98	0.38

Top Detractors to Total Return (06/30/2019 to 12/31/2019)
	Average Portfolio	Stock	Contribution to
Holding	Weight	Return	Return
Expedia Group Inc.	1.11	-18.21	-0.22
Twilio Inc. A	0.71	-27.92	-0.24
Square Inc. A	1.34	-13.75	-0.25
Sage Therapeutics Inc.	0.37	-60.57	-0.27
Ulta Beauty Inc.	1.46	-27.03	-0.51

According to Ziegler, several of the Fund’s top contributors can be found in the resurgent semiconductor industry, illustrating some of the impressive gains that could be seen in the market’s surge. KLA Corp is a company that holds a dominant position in the semiconductor process control space, enabling chipmakers to get the most out of the fabrication process. Lam Research specializes in the etch machines that chipmakers use to create circuit patterns on silicon wafers. Both of these semiconductor equipment stocks have been long standing positions in the Fund. Skyworks Solutions, a mobile communications chipmaker, rallied on the prospect of a dominant 5G platform. Advanced Micro Devices continued its turnaround, with its offerings in the gaming graphics space gaining market share. Outside the semiconductor space, blood glucose monitor maker Dexcom rallied as their inroads in the pharmacy channel proved successful and optimism about their international prospects grew.

AZZAD FUNDS

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

The top detractors to Fund performance included Ulta Beauty, which sold off after seeing a slowdown in the makeup market. Square declined on fears of larger entrants hitting the mobile payments space and established competitors catching up to their innovations. Sage Therapeutics suffered a large one-day drop after a clinical study on treating a major depressive disorder did not produce impressive enough results. Expedia Group illustrated how competitive the online travel marketplace has become, turning in a quarter that led to senior management stepping aside. Finally, Twilio demonstrated the importance of management communicating proper earnings growth expectations to the investing community.

The new decade has seen markets continue their advance, with U.S. stock indices hitting all-time highs. The continued outperformance of growth stocks has picked up where it left off, with investors favoring names with the strongest consensus earnings growth figures, though market leadership continues to narrow. Ziegler continues to favor names with what they consider to be good proven earnings growth records, balancing those future growth projections with the ability to turn those earnings into cash flows. These cash flows can give investors a measure of safety in times of market volatility and allow mid-cap growth companies to further enhance their competitive position, no matter the industry.

Azzad Wise Capital Fund (WISEX)

The Azzad Wise Capital Fund returned 1.98% for the six month period ended December 31, 2019, outperforming its benchmark, the BofAML U.S. Corp. & Govt. 1-3 Yr. Index, which returned 1.31%.

According to Fund sub-advisor Federated Investment Management Company (“Federated”), sovereign and corporate sukuk markets finished the last six months of the calendar year with strong performance despite escalating geo-political tension in the Middle East. The threat of possible conflict between the United States and Iran was more than offset by the market’s appetite for risk. The market for investment grade 1-3 year sukuk returned close to 70 basis points for the final quarter of 2019, topping off a strong year in terms of total return.

Higher beta issuers with large external financing requirements such as Bahrain and Oman saw modest weakness in the quarter, rallying back to pre-event levels towards the end of the year as investors looked to capitalize on even modest spread widening.

Turkey made some progress stabilizing its economy, leading to an easing of downside risks and a revision of its credit rating to BB- stable from negative at Fitch; this prompted a pronounced rally in its sukuk paper.

Indonesian equities and sukuk were also very well bought over the period, according to Federated. This was driven by a large investment in the country’s sovereign wealth fund from the UAE and the central bank’s announcement that it intends to allow the rupiah to appreciate.

AZZAD FUNDS

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Saudi Arabia remained in the spotlight for much of the period, thanks to its initial public offering of Saudi Aramco shares. The share offering represented 1.5% of the company, creating an implied market capitalization of $1.9 trillion.

Federated reports that longer-dated sukuk in the Fund tended to outperform the market during the period, thanks in part to the tailwind from U.S. interest rate policy. Top performing holdings included Oman 2025s, Bahrain 2925s, Turkey 2023s, and KSA 2029s. Underperformers included NMC healthcare 2023s, which widened materially on market reports claiming management plans to raise 200 million euros of off-balance sheet debt to fund new hospitals in the Middle East.

Islamic bank deposits comprised around 22% of the Fund at year end and were allocated across several Islamic banks in the GCC region and Asia as well as Islamic bank branches in New York and London. The Fund’s allocation to Islamic trade finance as of year-end was around 6.5% with new projects in Gambia and Burkina Faso.

The performance quoted represents past performance, which does not guarantee future results. This summary represents the views of the Azzad Funds portfolio managers and sub-advisors as of December 31, 2019. Those views may change, and the Funds disclaim any obligation to advise investors of such changes. The Azzad Funds are self-distributed and available by prospectus only. A free copy of the prospectus, which contains information about the Funds’ risks, fees, and objectives, and other important information, is available at www.azzadfunds.com or by calling 888.350.3369. The Bank of America Merrill Lynch U.S. Corporate & Government 1-3 Year Index tracks the performance of U.S. dollar-denominated investment grade corporate and government public debt issued in the U.S. Domestic bond market, excluding collateralized products. The Russell MidCap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell MidCap® Index companies with higher price to book ratios and higher forecasted growth values. The index is unmanaged and an investment cannot be made directly in this or any other index.

AZZAD ETHICAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2019 (UNAUDITED)

Average Annual Total Return
For the Periods Ended December 31, 2019

	Azzad Ethical Fund	Russell MidCap Growth Index
Six Months	6.18%	7.45%
1 Year	30.01%	35.47%
3 Year	15.71%	17.36%
5 Year	8.38%	11.60%
10 Year	11.44%	14.24%
Since Inception (1)	6.04%	8.20%

(1) December 22, 2000.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The total annual operating expenses, before any fees waived, are 1.14% for the Ethical Fund per the November 1, 2019 prospectus.  Performance data current to the most recent month end may be obtained by calling 1-888-350-3369.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 12/22/2000 (commencement of operations).  Total return is based on the net change in net asset value (“NAV”) and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

AZZAD WISE CAPITAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2019 (UNAUDITED)

Average Annual Total Return
For the Periods Ended December 31, 2019

	Azzad Wise Capital Fund	ICE BofAML US Corp&Govt 1-3 Yr Index
Six Months	1.98%	1.31%
1 Year	5.23%	4.07%
3 Year	2.65%	2.18%
5 Year	1.83%	1.69%
Since Inception (1)	2.08%	1.53%

(1) April 6, 2010

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect a deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The total annual operating expenses, before any fees waived, are 1.43% for the Wise Fund per the November 1, 2019 prospectus.  Performance data current to the most recent month end may be obtained by calling 1-888-350-3369.

The ICE BofAML US Corp&Gov’t 1-3 Yr Index is comprised of short-term bond funds having durations between one and three and half years, thus making them attractive to fairly conservative investors. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporations. On rare occasions, they may even invest in more speculative high-yield and emerging-markets debt.

Return figures reflect any change in price per share and assume the reinvestment of all distributions.

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 4/6/2010 (commencement of operations).  Total return is based on the net change in net asset value (“NAV”) and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

AZZAD ETHICAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Ethical Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials, 1.44%
Communication Services , 1.29%
Technology, 34.67%
Consumer Cyclical, 13.82%
Consumer Defensive, 4.11%
Financial Services, 0.98%
Real Estate, 5.10%
Healthcare, 16.62%
Industrials, 21.97%

The following chart gives a visual breakdown of the Ethical Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

Technology, 33.89%
Other Assets Less Liabilities, 2.25%
Basic Materials, 1.40%
Communication Services , 1.26%
Consumer Cyclical, 13.51%
Consumer Defensive, 4.02%
Financial Services, 0.96%
Healthcare, 16.25%
Industrials, 21.48%
Real Estate, 4.98%

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

AZZAD WISE CAPITAL FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Wise Fund by the security types the underlying securities represent as a percentage of the portfolio of investments.

The following chart gives a visual breakdown of the Wise Fund by the security types the underlying securities represent as a percentage of net assets.

Sectors are based on Morningstar® classifications.

Portfolio allocations are subject to change.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 92.86%

Aircraft Engines & Engine Parts - 0.37%
3,927	Heico Corp. Class A *	$ 351,584

Aircraft Part & Auxiliary Equipment - 1.01%
12,994	Spirit AeroSystems Holdings, Inc. Class A	947,003

Air Transportation, Scheduled - 0.35%
17,700	JetBlue Airways Corp. *	331,344

Apparel & Other Finished Products of Fabrics & Similar Material - 1.21%
2,405	Carter's, Inc.	262,963
7,103	Columbia Sportswear Co.	711,650
705	Lululemon Athletica, Inc. (Canada) *	163,327
		1,137,940
Arrangement of Transportation of Freight & Cargo - 1.01%
12,186	C.H. Robinson Worldwide, Inc.	952,945

Auto Controls for Regulating Residential & Commercial Environment - 0.09%
644	Ingersoll-Rand PLC (Ireland)	85,600

Biological Products (No Diagnostic Substances) - 0.11%
458	Bio-Techne Corp.	100,536

Cement, Hydraulic - 0.16%
1,692	Eagle Materials, Inc.	153,397

Computer Communications Equipment - 1.24%
3,135	Arista Networks, Inc. *	637,659
3,768	F5 Networks, Inc. *	526,201
		1,163,860
Computer Peripheral Equipment - 1.57%
1,370	Fortinet, Inc. *	146,261
5,769	Palo Alto Networks, Inc. *	1,334,081
		1,480,342
Converted Paper & Paperboard Products (No Containers/Boxes) - 0.34%
2,419	Avery Dennison Corp.	316,454

Electrical Work - 1.35%
31,200	Quanta Services, Inc.	1,270,152

Electronic Components & Accessories - 0.37%

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

1,234	Hubbell, Inc.	182,410
797	Universal Display Corp.	164,238
		346,648

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Shares		Value

Electronic Connectors - 1.77%
15,391	Amphenol Corp. Class A	$ 1,665,768

Fabricated Rubber Products - 1.21%
7,035	Carlisle Cos., Inc.	1,138,544

Footwear (No Rubber) - 0.36%
7,800	Skechers USA, Inc. Class A *	336,882

General Industrial Machinery & Equipment - 0.99%
3,652	Zebra Technologies Corp. Class A *	932,867

Hotels & Motels - 0.76%
6,953	Choice Hotels International, Inc.	719,149

Household Appliances - 0.39%
7,721	Smith A O Corp.	367,828

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 1.01%
16,527	Donaldson Co.	952,286

Industrial Instruments for Measurement, Display & Control - 0.53%
7,232	Cognex Corp.	405,281
914	Keysight Technologies, Inc. *	93,804
		499,085
In Vitro & In Vivo Diagnostic Substances - 0.08%
284	Idexx Laboratories, Inc. *	74,161

Laboratory Analytical Instruments - 2.49%
12,266	Agilent Technologies, Inc.	1,046,412
1,804	Bruker Corp.	91,950
298	Mettler Toledo International, Inc. *	236,397
4,169	Waters Corp. *	974,087
		2,348,846
Leather & Leather Products - 0.00%
90	Tapestry, Inc.	2,427

Measuring & Controlling Devices - 0.11%
504	Rockwell Automation, Inc.	102,146

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.50%
1,753	Cintas Corp.	471,697

Metal Cans - 0.08%

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

1,176	Ball Corp.	76,052

The accompanying notes are an integral part of these financial statements.

Shares		Value

Metalworking Machinery & Equipment - 0.18%
1,792	Lincoln Electric Holdings, Inc.	$ 173,340

Miscellaneous Food Preparations & Kindred Products - 0.16%
905	McCormick & Company, Inc.	153,606

Miscellaneous Transportation Equipment - 0.09%
841	Polaris Industries, Inc.	85,530

Motor Vehicle Parts & Accessories - 0.53%
5,261	Aptiv Plc. (United Kingdom)	499,637

Newspapers, Publishing or Publishing & Printing - 0.51%
15,065	New York Times Co. Class A	484,641

Optical Instruments & Lenses - 2.12%
11,187	KLA Tencor Corp.	1,993,188

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.15%
14,150	RPM International, Inc.	1,086,154

Pharmaceutical Preparations - 1.98%
7,026	BioMarin Pharmaceutical, Inc. *	594,048
6,241	Jazz Pharmaceuticals PLC (Ireland) *	931,656
2,123	Sage Therapeutics, Inc. *	153,259
1,464	Sarepta Therapeutics, Inc. *	188,915
		1,867,878
Plastic Material, Synth Resins & Nonvulcan Elastomers - 1.63%
20,913	Hexcel Corp.	1,533,132

Plastic Products - 0.09%
887	Armstrong World Industries, Inc.	83,351

Pumps & Pumping Equipment - 0.84%
15,857	Flowserve Corp.	789,203

Radio Broadcasting Stations - 0.09%
551	Spotify Technology S.A. (Sweden) *	82,402

Radio & TV Broadcasting & Communications Equipment - 0.47%

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

2,328	Ubiquiti, Inc.	439,945

Railroad Equipment - 0.09%
1,139	Westinghouse Air Brake Technologies Corp.	88,614

The accompanying notes are an integral part of these financial statements.

Shares		Value

Retail-Auto & Home Supply Stores - 2.78%
1,100	AutoZone, Inc. *	$ 1,310,441
2,973	O'Reilly Automotive, Inc. *	1,302,947
		2,613,388
Retail-Auto Dealers & Gasoline Stations - 1.43%
1,323	Carvana Co. *	121,782
13,497	Copart, Inc. *	1,227,417
		1,349,199
Retail-Building Materials, Hardware, Garden Supply - 2.27%
47,515	Fastenal Co.	1,755,679
4,129	Tractor Supply Co.	385,814
		2,141,493
Retail-Catalog & Mail-Order Houses - 0.23%
850	CDW Corp.	121,414
1,034	Wayfair, Inc. Class A *	93,443
		214,857
Retail-Radio TV & Consumer Electronics Stores - 0.70%
7,457	Best Buy Co., Inc.	654,725

Retail-Retail Stores - 1.17%
4,366	Ulta Beauty, Inc. *	1,105,209

Retail-Variety Stores - 2.58%
10,775	Dollar General Corp.	1,680,685
1,422	Dollar Tree, Inc. *	133,739
2,715	Five Below, Inc. *	347,140
4,126	Ollie's Bargain Outlet Holdings, Inc. *	269,469
		2,431,033
Semiconductors & Related Devices - 4.30%
24,287	Advanced Micro Devices, Inc. *	1,113,802
4,172	IPG Photonics Corp. *	604,606
3,000	Maxim Integrated Products, Inc.	184,530
12,343	Skyworks Solution, Inc.	1,492,022
6,637	Xilinx, Inc.	648,900
		4,043,860
Services-Advertising Agencies - 0.56%

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

6,482	Omnicom Group, Inc.	525,172

Services-Business Services - 0.86%
2,123	Akamai Technologies, Inc. *	183,385
674	Broadridge Financial Solutions, Inc.	83,266
138	Costar Group, Inc. *	82,565
7,494	Etsy, Inc. *	331,984
349	Fair Isaac Corp. *	130,763
The accompanying notes are an integral part of these financial statements.		811,963
Shares		Value

Services-Child Day Care Services - 0.93%
5,813	Bright Horizons Family Solutions, Inc. *	$ 873,636

Services-Commercial Physical & Biological Research - 3.17%
5,286	Charles River Laboratories International, Inc. *	807,489
2,157	Exact Science Corp. *	199,479
6,460	Exelixis, Inc. *	113,825
7,162	Incyte Corp. *	625,386
7,487	IQVIA Holdings, Inc. *	1,156,816
751	PRA Health Sciences, Inc. *	83,474
		2,986,469
Services-Computer Integrated Systems - 2.96%
21,002	Cerner Corp.	1,541,337
18,267	GoDaddy, Inc. Class A *	1,240,695
		2,782,032
Services-Computer Processing & Data Preparation - 1.25%
766	Proofpoint, Inc. *	87,921
1,258	RingCentral, Inc. Class A *	212,187
3,275	Zendesk, Inc. *	250,963
101,560	Zynga, Inc. Class A *	621,547
		1,172,618
Services-Computer Programming, Data Processing, Etc. - 2.89%
3,371	Factset Research Systems, Inc.	904,439
1,233	IHS Markit Ltd. (United Kingdom) *	92,907
2,653	Pluralsight, Inc. Class A *	45,658
23,752	Switch, Inc. Class A *	352,005
832	The Trade Desk, Inc. Class A *	216,137
34,585	Twitter, Inc. *	1,108,449
		2,719,595
Services-Computer Programming Services - 3.42%
7,445	Epam Systems, Inc. *	1,579,531
8,253	VeriSign, Inc. *	1,590,188
1,080	Zscaler, Inc. *	50,220
		3,219,939

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Services-Consumer Credit Reporting, Collection Agencies - 2.12%
592	Equifax, Inc.	82,951
22,293	TransUnion	1,908,504
		1,991,455
Services-Detective, Guard & Armored Car Services - 0.74%
5,560	Allegion Plc. (Ireland)	692,442

Services-Help Supply Services - 0.90%
13,366	Robert Half International, Inc.	844,063

The accompanying notes are an integral part of these financial statements.

Shares		Value

Services-Home Health Care Services - 0.78%
1,678	Chemed Corp.	$ 737,078

Services-Management Consulting Services - 1.99%
26,403	Booz Allen Hamilton Holding Corp.	1,878,045

Services-Management Services - 0.08%
461	Gartner, Inc. *	71,040

Services-Medical Laboratories - 0.77%
4,274	Laboratory Corp. Of America Holdings *	723,033

Services-Membership Sports & Recreation Clubs - 0.78%
9,797	Planet Fitness, Inc. Class A *	731,640

Services-Prepackaged Software - 12.37%
906	Alteryx, Inc. Class A *	90,663
1,413	Anaplan, Inc. *	74,041
4,739	Atlassian Corp. PLC Class A (United Kingdom) *	570,291
944	Avalara, Inc. *	69,148
22,116	Cadence Design Systems, Inc. *	1,533,966
2,782	Ceridain HCM Holding, Inc. *	188,842
16,928	Citrix Systems, Inc.	1,877,315
1,024	Coupa Software, Inc. *	149,760
3,040	Docusign, Inc. *	225,294
3,216	Dropbox, Inc. Class A *	57,599
840	Elastic N.V. *	54,012
447	HubSpot, Inc. *	70,850
588	MongoDB, Inc. Class A *	77,387
916	New Relic, Inc. *	60,190
6,030	Nutanix, Inc. Class A *	188,498
2,741	Okta, Inc. *	316,229
3,463	Paycom Software, Inc. *	916,864

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

8,757	Paylocity Holding Corp. *	1,058,021
765	PTC, Inc. *	57,291
6,463	Realpage, Inc. *	347,386
1,496	Smartsheet, Inc. Class A *	67,200
20,984	SolarWinds, Inc. *	389,253
5,174	Splunk, Inc. *	774,910
18,418	Square, Inc. Class A *	1,152,230
594	Synopsys, Inc. *	82,685
1,723	Teradata Corp. *	46,125
5,413	Twilio, Inc. Class A *	531,990
4,350	Veeva Systems, Inc. Class A *	611,871
The accompanying notes are an integral part of these financial statements.		11,639,911

Shares		Value

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.07%
961	Church & Dwight Co., Inc.	$ 67,597

Special Industry Machinery - 1.47%
4,733	Lam Research Corp.	1,383,929

Specialty Cleaning, Polishing & Sanitation Preparations - 1.03%
6,330	Clorox Co.	971,908

Sugar & Confectionery Products - 0.54%
3,439	Hershey Co.	505,464

Surgical & Medical Instruments & Apparatus - 2.67%
4,530	Dexcom, Inc. *	990,892
8,366	Hill-Rom Holdings, Inc.	949,792
471	ICU Medical, Inc. *	88,134
858	Insulet Corp. *	146,890
536	Penumbra, Inc. *	88,049
1,033	Resmed, Inc.	160,084
231	Teleflex, Inc.	86,958
		2,510,799
Transportation Services - 0.90%
7,863	Expedia, Inc. Class A	850,305

Trucking (No Local) - 1.33%
3,672	Hunt J.B. Transport Services, Inc.	428,816
4,338	Old Dominion Freight Line, Inc.	823,266
		1,252,082
Wholesale-Durable Goods - 0.87%

AZZAD ETHICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

2,424	W.W. Grainger, Inc.	820,572

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.04%
14,630	Henry Schein, Inc. *	976,114

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.52%
27,333	Hologic, Inc. *	1,427,056

TOTAL FOR COMMON STOCKS (Cost $67,530,374) - 92.86%		87,405,885

REAL ESTATE INVESTMENT TRUSTS - 4.89%
18,674	American Homes 4 Rent Class A	489,446
755	CoreSite Realty Corp.	84,651
28,508	Equity Lifestyle Properties, Inc.	2,006,678
2,924	Extra Space Storage, Inc.	308,833
11,443	Sun Communities, Inc.	1,717,594
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,631,198) - 4.89%		4,607,202
The accompanying notes are an integral part of these financial statements.
		Value

TOTAL FOR INVESTMENTS (Cost $71,161,572) ** - 97.75%		$92,013,087

OTHER ASSETS LESS LIABILITIES, NET - 2.25%		2,116,374

NET ASSETS - 100.00%		$94,129,461

* Non-income producing securities during the period.

** Refer to Note 8 for Tax Cost.

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

Shares/Par		Value

COMMON STOCKS - 8.19%

Beverages - 0.49%
6,782	The Coca-Cola Co.	$ 375,384
2,634	PepsiCo, Inc.	359,989
		735,373
Construction, Mining & Materials Handling Machinery & Equipment - 0.26%
3,375	Dover Corp.	389,002

Converted Paper & Paperboard Products - 0.23%
2,587	Kimberly-Clark Corp.	355,842

Cutlery, Handtools & General Hardware - 0.25%
2,334	Stanley Black & Decker, Inc.	386,837

Electromedical & Electrotherapeutic Apparatus - 0.25%
3,375	Medtronic PLC (Ireland)	382,894

Electronic & Other Electrical Equipment - 0.23%
4,537	Emerson Electric Co.	345,992

General Industrial Machinery & Equipment - 0.25%
2,149	Illinois Tool Works, Inc.	386,025

Household Appliances - 0.27%
8,630	Smith A O Corp.	411,133

Industrial Inorganic Chemicals - 0.51%
1,680	Air Products & Chemicals, Inc.	394,783
1,777	Linde AG PLC (Ireland)	378,323
		773,106
Industrial Instruments for Measurement, Display, and Control - 0.22%
945	Roper Technologies, Inc.	334,747

Men's & Boy's Furnishings - 0.50%
1,497	Cintas Corp.	402,813
3,630	VF Corp.	361,766
		764,579
Miscellaneous Food Preparations & Kindred Products - 0.25%
2,211	McCormick & Company, Inc.	375,273

Perfumes, Cosmetics & Other Toilet Preparations - 0.21%
4,643	Colgate-Palmolive Co.	319,624

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Shares/Par		Value

Petroleum Refining - 0.37%
2,456	Chevron Corp.	$ 295,973
3,818	Exxon Mobil Corp.	266,420
		562,393
Pharmaceutical Preparations - 0.77%
3,950	Abbott Laboratories	343,097
5,571	AbbVie, Inc.	493,256
2,255	Johnson & Johnson	328,937
		1,165,290
Retail-Building Materials, Hardware, Garden Supply - 0.28%
721	The Sherwin-Williams Co.	420,732

Retail-Drug Stores & Proprietary Store - 0.28%
7,098	Walgreen Boots Alliance, Inc.	418,498

Retail-Lumber & Other Building Materials - 0.24%
3,062	Lowe's Companies, Inc.	366,705

Services-Computer Processing & Data Preparation - 0.23%
2,004	Automatic Data Processing, Inc.	341,682

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.48%
1,776	Ecolab, Inc.	342,750
3,019	The Procter Gamble Co.	377,073
		719,823
Special Industry Machinery (No Metalworking Machinery) - 0.31%
10,193	Pentair PLC (Ireland)	467,553

Specialty Cleaning, Polishing & Sanitation Preparations - 0.20%
1,941	The Clorox Co.	298,021

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.20%
5,260	Nucor Corp.	296,033

Surgical & Medical Instruments & Apparatus - 0.48%
2,159	3M Co.	380,891
1,269	Becton, Dickinson & Co.	345,130
		726,021
Wholesale-Motor Vehicle Supplies & New Parts - 0.20%
2,882	Genuine Parts Co.	306,155

Wholesale-Durable Goods - 0.23%
1,029	W.W. Grainger, Inc.	348,337

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

TOTAL FOR COMMON STOCKS (Cost $8,519,493) - 8.19%	12,397,670

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Shares/Par		Value

SUKUKS - 59.19%

Banks - 11.92%
1,000,000	AHB Sukuk, Ltd., 4.375%, 09/19/2023 (Cayman Islands)	$ 1,060,797
4,200,000	DIB Sukuk, Ltd., 3.600%, 03/30/2021 (Cayman Islands)	4,248,506
1,000,000	DIB Sukuk, Ltd., 3.664%, 02/14/2022 (Cayman Islands)	1,020,471
4,000,000	QIB Sukuk, Ltd., REGS, 2.754%, 10/27/2020 (Cayman Islands)	4,006,620
201,000	QIB Sukuk, Ltd., REGS, 3.251%, 05/23/2022 (Cayman Islands)	203,211
5,000,000	SIB Sukuk Co. III Ltd. REGS, 2.843%, 03/17/2020 (Cayman Islands)	5,003,345
2,500,000	SIB Sukuk Co. III Ltd. REGS, 3.084%, 09/08/2021 (Cayman Islands)	2,511,885
		18,054,835
Basic Materials - 2.82%
4,085,000	Equate Sukuk Spc Ltd. REGS, 3.944%, 02/21/2024 (Kuwait)	4,268,143

Communications Equipment - 1.80%
2,700,000	Axiata Spv2 Bhd, Series REGS, 3.466%, 11/19/2020 (Malaysia)	2,723,490

Financial Services - 3.98%
1,940,000	FAB Sukuk Co. Ltd., REGS, 3.625%, 03/05/2023 (United Arab Emirates)	2,009,985
4,000,000	ICD Sukuk Co. Ltd., REGS, 3.508%, 05/21/2020 (United Arab Emirates)	4,016,920
		6,026,905
Food and Beverage - 0.69%
1,000,000	Almarai Sukuk, Ltd., 4.311%, 03/05/2024 (Cayman Islands)	1,051,619

Health Care - 1.26%
2,000,000	NMC Healthcare Sukuk, Ltd., 5.950%, 11/21/2023 (Cayman Islands)	1,902,920

Integrated Oils - 2.97%
4,500,000	Petronas Global Sukuk, Series REGS, 2.707%, 03/18/2020 (Malaysia)	4,502,835

Real Estate - 3.89%
1,400,000	Dar Al-Arkan International Sukuk Co., REGS, 6.875%, 03/21/2023 (Cayman Islands)	1,421,903
1,500,000	DIFC Investments LLC, Note, Series REGS, 4.325% 11/12/2024 (United Arab Emirates)	1,579,830
2,750,000	Emaar Sukuk, Ltd., Series REGS, 4.564%, 06/18/2024 (Cayman Islands)	2,891,762
		5,893,495
Sovereigns - 22.44%
1,250,000	CBB International Sukuk Six, REGS, 5.250%, 03/20/2025 (Bahrain)	1,350,162
1,000,000	Hazine Mustesarligi, Series 144A, 5.004%, 04/06/2023 (Turkey) (1)	1,011,114
1,000,000	Hazine Mustesarligi, Series 144A, 4.251%, 06/08/2021 (Turkey) (1)	1,004,562
1,000,000	Hazine Mustesarligi, Series 144A, 5.800%, 02/21/2022 (Turkey) (1)	1,030,416
1,600,000	Indonesia, Government of, Series 144A, 3.400%, 03/29/2022 (Indonesia) (1)	1,635,792

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

2,300,000	Indonesia, Government of, Series 144A, 3.900%, 08/20/2024 (Indonesia) (1)	2,439,012

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Shares/Par				Value

Sovereigns – (Continued)
800,000		Indonesia, Government of, Series 144A, 4.150%, 03/29/2027 (Indonesia) (1)		$ 858,576
1,600,000		KSA Sukuk, Ltd., Series 144A, 2.894%, 04/20/2022 (Saudi Arabia) (1)		1,625,594
2,500,000		KSA Sukuk, Ltd., Series 144A, 4.303%, 01/19/2029 (Saudi Arabia) (1)		2,772,315
1,500,000		KSA Sukuk, Ltd., Series 144A, 2.969%, 10/29/2029 (Saudi Arabia) (1)		1,505,625
500,000		Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (1)		506,875
2,500,000		Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (1)		2,711,700
2,600,000		Perusahaan Pener Indois Sukuk, Series REGS, 3.300%, 11/21/2022 (Indonesia)		2,661,620
2,500,000		RAK Capital, 3.094%, 03/31/2025 (Cayman Islands)		2,532,585
6,250,000		Sharjah Sukuk 2, Ltd., 3.839%, 01/27/2021 (Cayman Islands)		6,354,206
3,970,000		Zar Sovereign Capital Fund, Series REGS, 3.903%, 06/24/2020 (South Africa)		3,993,090
				33,993,244
Supranationals - 3.57%
3,070,000		Apicorp Sukuk, Ltd., 3.141%, 11/01/2022 (Cayman Islands)		3,145,025
2,270,000		IDB Trust Services, Ltd. REGS, 1.831%, 03/12/2020 (Jersey)		2,268,466
				5,413,491
Transportation & Logistics - 2.45%
2,000,000		DP World Cresent, Ltd, Sr. Unsecd. Note, Series REGS, 3.908%, 05/31/2023 (Cayman Islands)		2,072,880
1,500,000		DP World Cresent, Ltd, Sr. Unsecd. Note, Series 144A, 4.848%, 09/26/2028 (Cayman Islands) (1)		1,644,375
				3,717,255
Utilities - 0.69%
1,000,000		Saudi Electricity Global Sukuk, Series REGS, 4.211%, 04/03/2022 (Cayman Islands)		1,042,790

Wireline Telecommunications Services - 0.71%
1,000,000		Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (1)		1,067,910

TOTAL FOR SUKUKS (Cost $88,522,285) - 59.19%				89,658,932

TRADE FINANCE AGREEMENTS - 6.05% (2)
		Acquisition Date (2)	Cost (2)	Value
Consumer Banking - 0.28%
423,023	Government of Djibouti, 5.500%, 02/03/2020 (2-month US LIBOR +3.800%) (Djibouti) (3)	12/02/2019	423,023	421,330

Consumer Non-Cyclical/Food-Wholesale - 1.72%

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

942,319	Government of Burkina Faso, 4.938%, (6-month US LIBOR +2.800%), 06/08/2020 (Burkina Faso)	07/19/2019 - 12/10/2019	942,319	942,319

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Shares/Par		Acquisition Date (2)	Cost (2)	Value

Consumer Non-Cyclical/Food-Wholesale – (Continued)
1,173,065	Government of the Gambia, 5.120% - 5.752%, (12-month US LIBOR +3.500%), 08/31/2020 (Gambia) (3)	02/26/2019 - 09/05/2019	1,173,065	$ 1,170,132
500,000	PT Pacific Indopalm Industries, 3.660%, (3-month US LIBOR +2.500%) 02/14/2020 (Indonesia)	03/05/2019 - 03/14/2019	500,000	500,000
			2,615,384	2,612,451
Energy - Oil Refining and Marketing - 2.73%
966,169	Government of Egypt, 4.160% - 4.590%, (12-month US LIBOR +2.500%), 06/22/2020 (Egypt) (3)	05/15/2019 - 06/25/2019	966,169	964,237
534,526	Government of Egypt, 4.850% - 5.019%, (12-month US LIBOR +2.600%), 03/12/2020 (Egypt) (3)	01/04/2019 - 03/15/2019	534,526	532,388
636,122	Government of Maldives, 4.570% - 4.760%, (4-month US LIBOR +3.150%), 04/04/2020 (Maldives) (3)	09/06/2019 - 12/20/2019	636,122	636,122
2,000,000	Islamic Republic of Pakistan, 4.900% - 5.030%, (12-month US LIBOR +2.700%), 04/09/2020 (Pakistan) (3)	02/21/2019 - 04/16/2019	2,000,001	1,997,000
			4,136,818	4,129,747
Foreign Sovereign - 1.32%
1,000,000	Government of Pakistan, 4.450% - 5.150%, (12-month US LIBOR +2.500%), 09/08/2020 (Pakistan) (3)	05/17/2019 - 09/10/2019	1,000,000	997,500
1,000,000	The Tunisian Company of Electricity and Gas, 3.720%, (US LIBOR +2.100%), 02/28/2020 (Tunisia)	8/29/2019	1,000,000	997,000
			2,000,000	1,994,500

TOTAL FOR TRADE FINANCE AGREEMENTS (Cost $9,175,223) - 6.05%			$ 9,175,224	$ 9,158,028

BANK TIME DEPOSITS - 21.82% (4)
7,165,083	Arab Banking Corp., NY Branch, 2.030% - 2.470%, 01/27/2020 – 04/27/2020 (Bahrain)			7,165,083
6,229,558	Gulf International Bank (UK), 1.770% - 2.080%, 02/05/2020 – 05/26/2020 (Bahrain)			6,229,558
11,295,858	Maybank Islamic Bank, 2.700% - 3.000%, 02/02/2020 - 05/13/2020 (Malaysia)			11,295,858
8,361,266	Qatar National Bank, 2.250% - 3.070%, 02/07/2020 - 06/19/2020 (Qatar)			8,361,266
TOTAL FOR BANK TIME DEPOSITS (Cost $33,051,766) - 21.82%				33,051,766

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Value

TOTAL FOR INVESTMENTS (Cost $139,268,767) ** - 95.25%	$144,266,396

OTHER ASSETS LESS LIABILITIES, NET - 4.75%	7,193,178

NET ASSETS - 100.00%	$151,459,574

* Non-income producing securities during the period.

** Refer to Note 8 for Tax Cost.

(1) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At December 31, 2019 these liquid restricted securities amount to $18,308,241, which represented 12.08% of total net assets.

(2) Denotes a restricted and/or an illiquid security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales; or (c) is considered an illiquid security as defined by the Investment Company Act of 1940. At December 31, 2019, these restricted and/or illiquid securities amounted to $9,158,028, which represented 6.05% of total net assets and level 3 securities.

(3) Floating/variable note with current rate and current maturity or next reset date shown.

(4) Variable rate instrument, varying maturity dates ranging from one month to twelve months; 7 day demand redemption clause per deposit.

LIBOR – London Interbank Offered Rate.

The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019 (UNAUDITED)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Assets:
Investment Securities at Value (Cost $71,161,572 and $139,268,767, respectively)	$ 92,013,087	$144,266,396
Cash	2,114,025	7,063,863
Receivables:
Shareholder Subscriptions	46,774	37,209
Securities Sold	-	0
Dividends	52,057	19,595
Sukuk and Other Income	-	1,218,885
Prepaid Expenses	15,462	15,228
Total Assets	94,241,405	152,621,176
Liabilities:
Shareholder Redemptions	50,606	1,451
Securities Purchased	-	1,020,000
Due to Adviser	31,635	115,435
Distribution Fees	12,338	3,189
Trustee Fees	2,982	2,348
Accrued Expenses	14,383	19,179
Total Liabilities	111,944	1,161,602
Net Assets	$ 94,129,461	$151,459,574

Net Assets Consist of:
Paid In Capital	$ 73,305,258	$146,606,009
Distributable Earnings	20,824,203	4,853,565
Net Assets, for 6,356,023 and 14,178,834 Shares Outstanding, respectively	$ 94,129,461	$151,459,574

Net Asset Value Per Share	$ 14.81	$ 10.68

Redemption Price Per Share ($14.81*0.98; $10.68*0.98) Note 5*	$ 14.51	$ 10.47

* The Funds will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase for the Azzad Ethical Fund and for the Azzad Wise Capital Fund.

The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

STATEMENTS OF OPERATIONS

For the six months ended December 31, 2019 (UNAUDITED)

	Azzad Ethical	Azzad Wise
	Fund	Capital Fund
Investment Income:
Dividends	$ 353,274	$ 141,168
Sukuk Income	-	1,489,659
Other Income from Underlying Investments	-	702,372
Total Investment Income	353,274	2,333,199

Expenses:
Advisory	362,478	883,689
Distribution	67,965	37,130
Legal	307	1,586
Transfer Agent	32,820	45,097
Audit	8,011	10,666
Registration and Filing Fees	15,145	17,273
Administrative	4,536	4,536
Custody	11,893	39,254
Printing	3,006	2,964
Trustee	1,663	448
Miscellaneous	7,346	3,982
Insurance	312	267
Total Expenses	515,482	1,046,892
Fees Waived by the Adviser	(66,915)	(88,943)
Net Expenses	448,567	957,949

Net Investment Income (Loss)	(95,293)	1,375,250

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Realized Gain on Investments and Foreign Currency Transactions	3,668,528	45,533
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	1,907,988	1,427,955
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	5,576,516	1,473,488

Net Increase in Net Assets Resulting from Operations	$ 5,481,223	$ 2,848,738

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2019	6/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (95,293)	$ (1,010)
Net Realized Gain on Investments	3,668,528	4,211,010
Unrealized Appreciation on Investments	1,907,988	5,261,298
Net Increase in Net Assets Resulting from Operations	5,481,223	9,471,298

Distributions to Shareholders	(5,674,344)	(4,507,877)

Capital Share Transactions	5,809,819	2,850,917

Total Increase in Net Assets	5,616,698	7,814,338

Net Assets:
Beginning of Period	88,512,763	80,698,425

End of Period	$ 94,129,461	$ 88,512,763

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	12/31/2019	6/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,375,250	$ 2,082,586
Net Realized Gain (Loss) on Investments	45,533	(191,490)
Unrealized Appreciation (Depreciation) on Investments	1,427,955	2,483,668
Net Increase in Net Assets Resulting from Operations	2,848,738	4,374,764

Distributions to Shareholders	(1,378,594)	(2,725,267)

Capital Share Transactions	10,351,259	27,494,275

Total Increase in Net Assets	11,821,403	29,143,772

Net Assets:
Beginning of Period	139,638,171	110,494,399

End of Period	$151,459,574	$ 139,638,171

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

STATEMENT OF CASH FLOWS

For the six months ended December 31, 2019 (UNAUDITED)

Increase (decrease) in cash:

CASH FLOW FROM OPERATING ACTIVITIES:
Net Increase in Net Assets Resulting from Operations	$ 2,848,738

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
Purchases of Investment Securities	(34,682,935)
Proceeds from Disposition of Investment Securities	14,224,539
Purchase of Short-Term Investments, Net	3,811,866
Decrease in Prepaid Expenses	313
Increase in Dividend, Sukuk and Other Income Receivable	(221,011)
Decrease in Distributions Payable	(148,733)
Increase in Payable for Securities Purchased	1,130,964
Decrease in Receivable for Shareholder Subscriptions	1,651,229
Decrease in Payable for Shareholder Redemptions	(57,325)
Increase in Payable to Advisor	187
Decrease in Accrued Expenses	(15,554)
Net Realized Gain on Investments and Foreign Currency Transactions	(45,533)
Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency Transactions	(1,427,955)
NET CASH USED IN OPERATING ACTIVITIES	(12,931,210)

FINANCING ACTIVITIES:
Distributions Paid in Cash	(1,003,900)
Proceeds from Shares Sold	27,350,209
Payment on Shares Redeemed (net of redemption fees)	(17,373,644)
NET CASH PROVIDED BY FINANCING ACTIVITIES	8,972,665

Net Decrease in Cash	$ (3,958,545)
Cash at Beginning of Period	11,022,408
Cash at End of Period	$ 7,063,863

Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestments of dividends and distributions of $374,694.

The accompanying notes are an integral part of these financial statements.

AZZAD ETHICAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	12/31/2019	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 14.84	$ 14.18	$ 13.88	$ 12.06	$ 13.44	$ 13.69

Income From Investment Operations:
Net Investment Income (Loss) *	(0.02)	0.00***	(0.01)	(0.01)	0.01	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.93	1.43	2.31	1.84	(1.31)	0.97
Total from Investment Operations	0.91	1.43	2.30	1.83	(1.30)	0.94

Distributions:
Net Investment Income	0.00	0.00	0.00	(0.01)	0.00	0.00
Realized Gains	(0.94)	(0.77)	(2.00)	0.00	(0.08)	(1.19)
Total Distributions	(0.94)	(0.77)	(2.00)	(0.01)	(0.08)	(1.19)

Redemption Fees (a) ***	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 14.81	$ 14.84	$ 14.18	$ 13.88	$ 12.06	$ 13.44

Total Return **	6.18%	11.24%	17.37%	15.20%	(9.66)%	7.05%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 94,129	$88,513	$80,698	$68,945	$65,408	$64,361
Before Waivers
Ratio of Expenses to Average Net Assets	1.13%†	1.14%	1.15%	1.17%	1.16%	1.19%
Ratio of Net Investment Loss to Average Net Assets	(0.35)%†	(0.15)%	(0.25)%	(0.23)%	(0.12)%	(0.41)%
After Waivers
Ratio of Expenses to Average Net Assets	0.99%†	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.21)%†	0.00%	(0.09)%	(0.06)%	(0.05)%	(0.21)%
Portfolio Turnover	47.86%	49.29%	28.83%	107.97%	33.70%	29.80%

(a) The Fund will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase.

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount calculated is less than $0.005 per share.

† Annualized

The accompanying notes are an integral part of these financial statements.

AZZAD WISE CAPITAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period.

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	12/31/2019	6/30/2019	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period	$ 10.57	$ 10.43	$ 10.45	$ 10.44	$ 10.39	$ 10.34

Income From Investment Operations:
Net Investment Income *	0.10	0.18	0.13	0.11	0.07	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	0.11	0.19	(0.04)	0.01	0.05	0.05
Total from Investment Operations	0.21	0.37	0.09	0.12	0.12	0.11

Distributions:
Net Investment Income	(0.10)	(0.19)	(0.11)	(0.11)	(0.07)	(0.06)
Realized Gains	-	(0.04)	0.00	0.00	0.00	0.00
Total Distributions	(0.10)	(0.23)	(0.11)	(0.11)	(0.07)	(0.06)

Redemption Fees (a) ***	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 10.68	$ 10.57	$ 10.43	$ 10.45	$ 10.44	$ 10.39

Total Return **	1.98%	3.63%	0.90%	1.19%	1.15%	1.02%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$151,460	$139,638	$110,494	$104,154	$ 93,297	$ 91,912
Before Waivers/Recoupment
Ratio of Expenses to Average Net Assets	1.41%†	1.43%	1.44%	1.42%	1.42%	1.45%
Ratio of Net Investment Income to Average Net Assets	1.73%†	1.58%	1.05%	0.95%	0.60%	0.57%
After Waivers/Recoupment
Ratio of Expenses to Average Net Assets	1.29%†	1.29%	1.29%	1.29%	1.36%	1.49%
Ratio of Net Investment Income to Average Net Assets	1.85%†	1.72%	1.20%	1.07%	0.66%	0.53%
Portfolio Turnover	14.97%	39.40%	40.14%	43.01%	19.10%	41.27%

(a) The Fund will charge a 2.00% redemption fee on shares redeemed within 90 days of purchase.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount calculated is less than $0.005 per share.

† Annualized

The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019 (UNAUDITED)

Note 1.

Organization

The Azzad Funds (the "Trust") is an open-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act"). The Trust was organized as a Massachusetts business trust on December 16, 1996. The Trust is comprised of the following Funds: The Azzad Ethical Fund (the “Ethical Fund”), which commenced operations on December 22, 2000 and is a registered, non-diversified fund, and the Azzad Wise Capital Fund (the “Wise Fund”), which commenced operations on April 6, 2010 and is a registered, non-diversified fund, (collectively the "Funds"). Azzad Asset Management, Inc. (“Adviser”) is the investment adviser to both Funds (see Note 4).

The Ethical Fund’s primary investment objective is to provide shareholders with long-term total returns using means that are consistent with the Adviser’s ethical principles.

The Wise Fund’s primary investment objective is to provide shareholders with capital preservation and income.

The Funds should be considered long-term investments and are not appropriate for short-term goals. The Funds may also be used in all types of retirement and college savings plans including separately managed (wrap) programs.

Non-Diversification Risk- The Funds are non-diversified, which means they may invest a greater percentage of their assets in a fewer number of holdings as compared to other mutual funds that are more broadly diversified.  As a result, the Funds’ share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in a Fund’s portfolio may have a significant negative impact on the Fund’s performance.

Note 2.

Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The Funds follow the accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification 946 and Accounting Standards Update (“ASU”) 2013-08 applicable to investment companies.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Wise Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, income, and foreign withholding taxes recorded on the Wise Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Security Transactions and Related Investment Income- Investment transactions are accounted for on the trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Net realized gain/(loss) on the statement of operations also includes realized gain distributions received from Real Estate Investment Trusts (“REITS”). Distributions of net realized gains are recorded on the REIT’s ex-dividend date.  Sukuk income and income from other investments in the Wise Fund are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

Federal Income Taxes- The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2019) or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2019, the Funds did not incur any interest or penalties.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Cash and cash equivalents – The Funds consider all highly liquid debt instruments having original maturities of three months or less at the date of purchase to be cash equivalents.  The Funds may, during the ordinary course of business, maintain account balances with banks in excess of federally insured limits. The Funds have not experienced losses on these accounts, and management believes that the Funds are not exposed to significant risks on such accounts.

Restricted and Illiquid Securities - Each Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the Securities Act of 1933, as amended (the “1933 Act”), and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(a)(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities by the Adviser, for purposes of the 15% limitation, pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board”), which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security.

Redemption Fees- The Ethical Fund and the Wise Fund each charge a 2.00% redemption fee for shares redeemed within 90 days of investment.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fees charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.  See Note 5.

Dividends and Distributions to Shareholders- The Ethical Fund intends to distribute substantially all of its net investment income as dividends to their shareholders on at least an annual basis. Net investment income in Wise Fund, if any, is declared as dividends and paid monthly. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.   Please see Note 8 for additional information on dividends paid.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Estimates- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Note 3. Securities Valuations

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

The Board has adopted written Pricing and Valuation Procedures (the “Procedures”) governing the fair valuation of securities, and has delegated authority to the Adviser to apply those methods in making fair value determinations, subject to Board oversight. The Adviser has established a Valuation Committee to oversee the implementation of these Procedures. The Valuation Committee has the responsibility of determining the fair value of each of the Fund’s securities or other assets in the absence of readily available market quotations. The Valuation Committee also reviews the Funds’ Procedures to make sure they continue to be appropriate for the Funds. The Valuation Committee meets annually and on an as needed basis. The Valuation Committee reviews its own fair value decisions and reports to the Board on all fair valuation decisions that are made. The Board reviews all valuation decisions made by the Valuation Committee and evaluates whether the Valuation Committee is adhering to the Funds’ Procedures and whether the Procedures continue to be appropriate for the Funds.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Sukuk. The Wise Fund invests in Sukuk. Sukuk are used to finance projects and asset acquisitions while avoiding the Islamic prohibition on interest. Whereas bonds represent a debt ownership, a sukuk certificate represents ownership or interest in a tangible asset, or the usufruct of an asset. They are therefore considered to be asset-based securities. Sukuk grant investors a proportionate beneficial ownership of the underlying asset, along with its associated risks and potential cash flows. Underlying assets may include, without limitation, real estate (developed and undeveloped), infrastructure projects, lease contracts and machinery and equipment. While the certificate is linked to the returns generated by certain assets of the issuer, the underlying assets are not pledged as security for the certificates, and the Wise Fund (as the investor) is relying on the creditworthiness of the issuer for all payments required by the Sukuk. Sukuk certificate holders share the risk of the underlying asset. If the assets on which sukuk are issued do not perform as well as expected, the sukuk investor will bear a share of the loss. Unlike conventional bonds, sukuk do not earn interest payments.

Sukuk may be issued by international financial institutions, foreign governments and agencies of foreign governments and even global corporations. Like conventional bonds,

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

rating agencies rate Sukuk based on their credit quality and the issuer’s ability to pay investors. Sukuk receive ratings that look exactly like conventional bonds. At December 31, 2019, 59.19% of the Wise Fund’s net assets were invested in Sukuk.  These instruments will be categorized as level 2 investments in the fair value hierarchy.

Trade Finance Agreements.  Trade finance agreements in which the Wise Fund may invest consist primarily of loans or similar instruments used to finance international trade and related infrastructure projects, such as, for example, facilities for pre-export finance, process and commodities finance, receivables financing, factoring or forfeiting, trade credit insurance, letters of credit and other documentary credits, documentary collection, promissory notes, bills of exchange and other negotiable instruments.  The Wise Fund may invest in such investments by way of purchase, assignment, participation, guarantee, insurance or another financial instrument.  Trade finance agreement transactions may include both domestic and international transactions, and may include sellers of goods or services, buyers of such goods or services, intermediaries such as banks and other financial institutions as lenders, insurers, and other parties.    A trade finance agreement transaction can involve various structures.  For example, while a seller (or exporter) can require a purchaser (an importer) to prepay for goods shipped, the purchaser (importer) may wish to reduce risk by requiring the seller to document the goods that have been shipped. Banks, financial institutions or other lenders may assist by providing various forms of support, such as a letter of credit provided by the importer’s bank to the exporter (or the exporter's bank) providing for payment upon presentation of certain documents (for example, a bill of lading). The exporter's bank also may make a loan (by advancing funds) to the exporter on the basis of the export contract.

Trade Finance agreements are located primarily in or have exposure to global emerging markets. As such, the Wise Fund is subject to all of the risks typical to investments generally made in emerging markets. In addition, the Wise Fund is subject to risks specific to the trade finance agreements asset class such as liquidity risk, credit rating risk, and counter-party risk. The Wise Fund will only invest in trade finance agreements related securities if it is determined that this investment is in accordance with the Wise Fund’s ethical investment philosophy. Trade finance agreements will be categorized as level 3 investments in the fair value hierarchy. Trade finance agreements are considered illiquid securities as defined by the 1940 Act. The Wise Fund’s investments in trade finance agreements at December 31, 2019 represented 6.05% of the Wise Fund’s net assets.

Bank Time Deposits. In a typical bank deposit, a bank raises funds to invest in various commercial activities from its investors. The bank and its investors both share in the profit and risk of loss of investment in such activities. The bank is responsible for monitoring the underlying investments to make sure that they will achieve the anticipated profit rate agreed upon in the contract on the maturity date. If the bank makes any profit by the maturity date, the profits are shared with investors according to a pre-agreed ratio. Conversely, if a loss is made, it is borne by the investors in the absence of gross negligence, fraud or willful default by the bank. The bank provides investors with monthly indicative profit rates for their investments.  Bank time deposits will be

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

categorized as level 2 investment in the fair value hierarchy. The Wise Fund’s investments in bank deposits represented 21.82% of its net assets at December 31, 2019.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of December 31, 2019:

Ethical Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 87,405,885	$ -	$ -	$ 87,405,885
Real Estate Investment Trusts	4,607,202	-	-	4,607,202
	$ 92,013,087	$ -	$ -	$ 92,013,087

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Ethical Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Ethical Fund did not hold any derivative instruments at any time during the period ended December 31, 2019.

Wise Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 12,397,670	$ -	$ -	$ 12,397,670
Sukuk *	-	89,658,932	-	89,658,932
Trade Finance Agreements *	-	-	9,158,028	9,158,028
Bank Time Deposits	-	33,051,766	-	33,051,766
	$ 12,397,670	$122,710,698	$ 9,158,028	$144,266,396

* Industry classifications for these categories are detailed in each Fund’s Schedule of Investments.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 during the period. It is the Wise Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Trade Finance Agreements
Balance as of 6/30/2019	$ 10,967,560
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)	30,365
Realized Gain/(Loss)	-
Purchases	7,885,227
Sales	(9,725,124)
Transfers In/(Out) of Level 3	-
Balance as of 12/31/2019	$ 9,158,028

The Wise Fund uses a pricing service to provide price evaluations for Level 3 Trade Finance Agreements. The values supplied by the pricing service under this agreement are determined by market quotations where such quotations are available, fair value where market quotations are not available. Unless otherwise stated the valuations are marked Mid-Market for each transaction and are derived from proprietary models. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Wise Fund and therefore the disclosure that would address these inputs is not included above.

Note 4.

Transactions with the Adviser and Affiliates

Advisory Agreement - Azzad Asset Management, Inc. (the "Adviser") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Board, directs the investments of the Trust in accordance with the Funds’ investment objectives, policies and limitations. For this service, the Adviser receives a monthly management fee at the annual rate of 0.80% and 1.19% of the average daily net assets for the Ethical Fund and Wise Fund, respectively.

For the six months ended December 31, 2019, the Adviser earned $362,478 and $883,689 in advisory fees for the Ethical Fund and Wise Fund, respectively. At December 31, 2019, the Adviser was owed $30,871 and $114,671 in advisory fees for the Ethical Fund and Wise Fund, respectively.

The Funds’ Adviser has agreed to contractually waive all or a portion of its fees or reimburse the Funds for certain operating expenses, to the extent necessary to limit each fund’s net annual operating expenses (excluding brokerage costs; borrowing costs, including without limitation dividends on securities sold short; taxes; indirect expenses, such as expenses incurred by other investment companies in which the Funds invest; and litigation and other extraordinary expenses) to 0.99% and 1.29%, for Ethical Fund and Wise Fund, respectively, of average daily net assets for a five year period ending December 1, 2023. Prior to November 1, 2015, the Wise Fund’s net annual operating expenses were limited to 1.49% of average daily net asset.  Any waiver or reimbursement of operating expenses by the Adviser is subject to repayment by the Funds within three

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

years after such reimbursement or waiver occurred, if the Funds are able to make the repayment without exceeding the expense limitations (or, if less, the expense limitation then in place). For the six months ended December 31, 2019, the Adviser waived fees of $66,915 for the Ethical Fund and $88,943 for the Wise Fund.

The Adviser will be entitled to reimbursement of fees waived or reimbursed by the Adviser to the Funds.  Fees waived or expenses reimbursed during a given year may be paid to the Adviser during the following three-year period to the extent that payment of such expenses does not cause the Funds to exceed the expense limitation.  As of June 30, 2019, the unreimbursed amounts paid or waived by the Adviser on behalf of the Ethical Fund and Wise Fund are $369,695 and $462,249, respectively.  As of June 30, 2019, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Ethical Fund	Wise Fund
June 30, 2017	June 30, 2020	$ 116,261	$ 128,661
June 30, 2018	June 30, 2021	$ 122,831	$ 163,096
June 30, 2019	June 30, 2022	$ 130,603	$ 170,492

Sub-advisory Agreement – The Adviser entered into a Sub-Advisory Agreement with Ziegler Capital Management (“Sub-Adviser”, “Ziegler”) on August 16, 2012, on behalf of the Ethical Fund.  The sub-advisory fee paid to Ziegler is paid by the Adviser, not the Ethical Fund and therefore does not impact the fees paid by the Ethical Fund.  The Ethical Fund receives additional research services and investment management expertise, from a reputable firm, without additional expense to the Ethical Fund.

The Adviser entered into a Sub-Advisory Agreement with Federated Investors, Inc. (“Sub-Adviser”, “Federated”) on March 10, 2014, on behalf of the Wise Fund. The sub-advisory fee paid to Federated is paid by the Adviser, not the Wise Fund and therefore does not impact the fees paid by the Wise Fund. The Wise Fund receives additional research services and investment management expertise, from a reputable investment manager without any additional expense to the Wise Fund.

Administrative Agreement - The Funds have an Administrative Agreement with the Adviser.  Pursuant to the Administrative Agreement, the Adviser, subject to the overall supervision and review of the Board, provides administrative services to the Funds, provides the Funds with office space, facilities and business equipment, and provides the services and clerical personnel for administering the affairs of the Funds.  As such, each of the Funds pays the Adviser $750 per month, per Fund.   For the six months ended December 31, 2019, the Ethical Fund and the Wise Fund each paid the Adviser $4,536 for administrative services pursuant to the agreement.  As of December 31, 2019, the Ethical Fund and the Wise Fund owed the Adviser $764, respectively, in administrative fees.

Note 5.

Capital Share Transactions

Each Fund is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

The following is a summary of capital share activity for the six months ended December 31, 2019 and year ended June 30, 2019:

Ethical Fund	Six Months Ended 12/31/2019		Year Ended 6/30/2019
	Shares	Amount	Shares	Amount
Shares Sold	662,300	$ 9,887,853	1,304,130	$ 17,897,753
Shares issued in reinvestment of distributions	195,991	2,879,108	141,967	1,740,520
Redemption fees	-	291	-	262
Shares redeemed	(467,380)	(6,957,433)	(1,173,655)	(16,787,618)
Net Increase	390,911	$ 5,809,819	272,442	$ 2,850,917

As of December 31, 2019, paid-in-capital totaled $73,305,258.

The following is a summary of capital share activity for the six months ended December 31, 2019 and year ended June 30, 2019:

Wise Fund	Six Months Ended 12/31/2019		Year Ended 6/30/2019
	Shares	Amount	Shares	Amount
Shares Sold	2,570,650	$ 27,350,209	6,359,890	$ 66,682,437
Shares issued in reinvestment of distributions	35,205	374,694	65,262	681,199
Redemption fees	-	80	-	3,841
Shares redeemed	(1,631,950)	(17,373,724)	(3,816,142)	(39,873,202)
Net Increase	973,905	$ 10,351,259	2,609,010	$ 27,494,275

As of December 31, 2019, paid-in-capital totaled $146,606,009.

Shareholders of the Funds are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 90 days after their purchase. The tables above reflect the redemption fees collected from shareholders of the Ethical and Wise Funds, respectively, and reclassified to paid-in-capital.

Note 6.

Investment Transactions

For the six months ended December 31, 2019, purchases and sales of investment securities other than short-term investments aggregated $42,540,429 and $43,437,353 respectively, for the Ethical Fund. For the six months ended December 31, 2019, the totals were $34,434,493 and $13,935,910, respectively, for the Wise Fund.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Note 7. Concentration of Risk

The Wise Fund invests in securities of non-U.S. and U.S. issuers.  Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.  As of December 31, 2019, the diversification of countries was as follows:

Country	Percentage of Net Assets
Cayman Islands	27.80%
Malaysia	12.23%
Bahrain	9.73%
United States	7.38%
Qatar	5.52%
Indonesia	5.35%
United Arab Emirates	5.02%
Saudi Arabia	4.60%
Kuwait	2.82%
South Africa	2.64%
Oman	2.12%
Turkey	2.01%
Pakistan	1.98%
Jersey	1.50%
Egypt	0.99%
Ireland	0.81%
Gambia	0.77%
Tunisia	0.66%
Burkina Faso	0.62%
Maldives	0.42%
Djibouti	0.28%

Note 8.

Tax Matters

As of December 31, 2019, the tax basis components, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Ethical Fund	Wise Fund
Federal tax cost of investments, including short-term investments	$ 71,161,572	$139,268,767

Gross tax appreciation of investments	$ 23,175,817	$ 5,504,849
Gross tax depreciation of investments	$(2,324,302)	$ (507,220)
Net tax appreciation	$ 20,851,515	$ 4,997,629

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

30, 2019 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Ethical Fund	Wise Fund
Unrealized appreciation on investments	$ 18,921,462	$ 3,569,674
Undistributed ordinary income	-	5,237
Accumulated Realized Losses
Short-term non expiring	-	(48,635)
Long-term non expiring	-	(185)
Deferral of post October Capital Loss	-	(142,670)
Deferral of post December net investment loss	(36,370)	-
Undistributed realized gains (loss)	2,132,232	-
	$ 21,017,324	$ 3,383,421

The undistributed ordinary income and capital gains (losses) shown may differ from corresponding accumulated net investment income and accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences for the Wise Fund. Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.

The Funds paid the following distributions for the six months ended December 31, 2019 and year ended June 30, 2019:

Ethical Fund
Six Months Ended	$ Amount	Tax Character
12/31/2019	$ 417,110	Short-Term Capital Gain
12/31/2019	$ 5,257,234	Long-Term Capital Gain

Year Ended	$ Amount	Tax Character
6/30/2019	$ 1,668,397	Ordinary Income
6/30/2019	$ 2,839,480	Long-Term Capital Gain

Wise Fund
Six Months Ended	$ Amount	Tax Character
12/31/2019	$ 1,378,594	Ordinary Income

Year Ended	$ Amount	Tax Character
6/30/2019	$ 2,211,621	Ordinary Income
6/30/2019	$ 513,646	Long-Term Capital Gain

Note 9.

Distribution Plan

The Funds maintain that certain Amended and Restated Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows each Fund to pay distribution expenditures incurred in connection with the sale and promotion of such Fund and the

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

furnishing of services to shareholders of the Fund.  The Plan provides that the Fund may pay up to a maximum on an annual basis of 0.15% and 0.05% of the average daily value of the net assets of Ethical Fund and Wise Fund, respectively.  Under the Plan,  permitted expenditures include: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of Shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of Shares; (b) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that hold Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund’s shares and their shareholders; (c) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plan) who engage in or support distribution of Shares or who render shareholder support services, including, but not limited to, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (d) costs of preparing, printing and distributing prospectuses and statements of additional information and reports for each Fund’s shares for recipients other than existing shareholders; (e) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (f) costs of preparing, printing and distributing sales literature; (g) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (h) costs of implementing and operating the Plan. The Trust is authorized to engage in the activities listed above, and in any other activities related to the distribution of Shares, either directly or through other persons with which the Trust has entered into agreements related to the Plan.  Because these expenses are paid out of each Fund’s respective assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  For the six months ended December 31, 2019, the Ethical Fund incurred $67,965 in distribution fees and the Wise Fund incurred $37,130 in distribution fees.

Note 10.  Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the funds under Section 2(a)(9) of the 1940 Act.  As of December 31, 2019, Folio Investments, Inc. (“Folio”), in aggregate, owned approximately 46% and 65% of the shares of the Ethical Fund and the Wise Fund, respectively, for the benefit of others. As a result, Folio may be deemed to control both Funds.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Note 11.  Indemnifications

In the normal course of business, each Fund enters into contracts that contain general indemnification to other parties. A Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 12. Subsequent Events

On January 31, 2020, the Wise Fund paid shareholders of record at January 30, 2019, a net investment income distribution of $211,362, equivalent to $0.015011 per share. Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no additional subsequent events requiring disclosure in the financial statements for the Funds.

Note 13. New Accounting Pronouncement

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

AZZAD FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2019 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2019 through December 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Ethical Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,935.98	$7.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.21	$5.04

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Wise Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,019.81	$6.57
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.70	$6.56

* Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Funds at 1-888-350-3369 and from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The information on Form N-PORT is available without charge, upon requests, by calling (888) 350-3369.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free (888) 350-3369 to request a copy of the SAI or to make shareholder inquiries.

BOARD OF TRUSTEES
Syed K. Raheemullah
Bashar Qasem
Abed Awad, Esq.

INVESTMENT ADVISER
Azzad Asset Management, Inc.

SUB-ADVISER
Ziegler Capital Management
Federated Investors, Inc.

DIVIDEND PAYING AGENT,
SHAREHOLDERS' SERVICING AGENT,
TRANSFER AGENT
Mutual Shareholder Services, LLC

CUSTODIAN
Huntington National Bank, NA

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company

LEGAL COUNSEL
Thompson Hine LLP

This report is provided for the general information of the shareholders of the Azzad Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By: /s/ Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date:  March 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Bashar Qasem

     Bashar Qasem

     Chairman and Treasurer

Date:  March 3, 2020